OPERATING COSTS AND EXPENSES (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [abstract]
Depreciation on lease	R$ (3,723,418)	R$ (3,453,239)	R$ 3,049,570
Lease amounts relating to estimated impairment losses on accounts receivable	R$ 6,616	R$ 7,066	R$ 12,425